Long-term investments (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Long Term Investments And Notes Receivable [Abstract]
Long-term Investments
Long-term investments consist of the following:

	2015	2014
Equity-method investees
50% interest in Odell Wind Project Joint Venture (a)	$42,287	$2,267
50% interest in Deerfield Wind Project Joint Venture (b)	2,240	—
Interests in natural gas pipeline developments (c)	5,623	1,063
Other	2,323	3,268
	$52,473	$6,598

Available-for-sale investment	$2,946	$137

Notes receivable
Development loans (d)	$96,924	$17,582
Red Lily Senior loan Tranche 2, interest at 6.31% (e)	11,588	11,588
Red Lily Subordinated loan Tranche 1, interest at 12.5% (e)	6,565	6,565
Other	4,306	3,775
	119,383	39,510
Total long-term investments	174,802	46,245
Less current portion	—	(2,966)
Total long-term investments	$174,802	$43,279

8.	Long-term investments (continued)
(a)Odell Wind Project Joint Venture
On November 14, 2014, the Company acquired a 50% equity interest in Odell SponsorCo LLC (“Odell SponsorCo”), which indirectly owns a 200 MW construction-stage wind development project (“Odell Wind Project”) in the state of Minnesota. The total construction costs of the Odell Wind Project are estimated to be U.S.$322,766.
The two members each contributed U.S.$1,000 to the capital of Odell SponsorCo on acquisition and another U.S.$23,800 on October 6, 2015. The Company holds an option to acquire the other 50% interest for total contributions, subject to certain adjustments, within 30 days of commencement of operations, which is expected in 2016. The interest capitalized during the year to the investment while the Odell Wind Project is under construction amounts to $4,415 (2014 - nil).
As of December 31, 2015, Odell SponsorCo is considered a VIE namely due to the low level of its equity at that point. The Company is not considered the primary beneficiary of Odell SponsorCo as the two members have joint control and all decisions must be unanimous. As such, the Company is accounting for the joint venture as an equity method investment. The Company’s maximum exposure to loss is $190,840 as of December 31, 2015.

(b)	Deerfield Wind Project Joint Venture
On October 19, 2015, the Company acquired a 50% equity interest in Deerfield Wind SponsorCo LLC (“Deerfield SponsorCo”), which indirectly owns a 150 MW construction-stage wind development project (“Deerfield Wind Project”) in the state of Michigan. The total construction costs of the Deerfield Wind Project are estimated to be U.S.$303,000.
Upon the acquisition of the Deerfield Wind Project by Deerfield SponsorCo, the two members each contributed U.S.$1,000 to the capital of Deerfield SponsorCo. Upon execution of third-party construction loan and tax equity documents expected in 2016, each party will contribute another U.S.$18,596 plus accrued interest at 7% to the capital of Deerfield SponsorCo. The Company holds an option to acquire the other 50% interest for total contributions, subject to certain adjustments at any time prior to the date that is 90 days following commencement of operations, which is expected in late 2016. The interest capitalized during the year to the investment while the Deerfield Wind Project is under construction amounts to $94.
As of December 31, 2015, Deerfield SponsorCo is considered a VIE namely due to the low level of its equity at that point. The Company is not considered the primary beneficiary of Deerfield SponsorCo as the two members have joint control and all decisions must be unanimous. As such, the Company is accounting for the joint venture as an equity method investment. The Company’s maximum exposure to loss is $321,472 as of December 31, 2015.

(c)	Natural gas pipeline developments
In December 2015, APUC acquired a 4.0% interest in Northeast Supply Pipeline LLC with an option to increase its participation to 10%. Northeast Supply LLC is a new entity undertaking the development, construction and ownership of natural gas transmission pipeline to be constructed between the Bradford and Susquehanna counties in Pennsylvania and Wright, NY.  The project is expected to reach commercial operations by late 2018. The Company assessed that its interest of 4.0% in a limited liability corporation together with the option to increase its participation to 10% provide significant influence. As such, the interest is accounted as an equity method investment.

8.	Long-term investments (continued)

(c)	Natural gas pipeline developments (continued)
In November 2014, APUC acquired a 2.5% interest in Northeast Expansion LLC with an option to increase its participation to 10%. Northeast Expansion LLC is a new entity undertaking the development, construction and ownership of a natural gas transmission pipeline to be constructed between Wright, NY and Dracut, MA.  The project is expected to reach commercial operations by late 2018.  The Company assessed that its interest of 2.5% in a limited liability corporation together with the option to increase its participation to 10% and the commitment from its New Hampshire subsidiary to a firm gas transportation agreement for service on the pipeline facilities provide significant influence. As such, the interest is accounted as an equity method investment.
The total capital investment assuming the Company exercises its right to subscribe for 10% of each pipeline is estimated to be U.S.$520,000. As of December 31, 2015, APUC had invested U.S.$4,063 (2014 - U.S.$375) in the pipeline projects.

(d)	Development loans
The Company entered into a committed loan and credit support facility with Odell SponsorCo and Deerfield SponsorCo (collectively, the “Joint Ventures”). During construction, the Company is obligated to provide Joint Ventures with cash advances and credit support (in the form of letters of credit, escrowed cash, or guarantees) in amounts necessary for the continued development and construction of the Joint Ventures’ Wind Projects. The loan bears interest at an annual rate of 7%-8% on outstanding principal amount until commercial operation date and 5% thereafter until maturity date, and the letters of credit are charged an annual fee of 2% on their stated amount. Any loan outstanding to Joint Ventures, to the extent not otherwise repaid earlier, is repayable in cash within 30 days of the fifth anniversary of the commercial operation date.
As of December 31, 2015, the Company had outstanding loans of U.S.$62,751 from Odell SponsorCo and U.S.$7,281 from Deerfield SponsorCo for development costs of the Joint Ventures’ Wind Projects. No interest revenue is accrued on the loans due to insufficient collateral in the Joint Ventures.
As of December 31, 2015, the following credit support was issued by the Company: a U.S.$15,000 letter of credit on behalf of the Odell Wind Project, to the utility under the PPA; a U.S.$1,119 letter of credit on behalf of the the Odell Wind Project pursuant to the generator interconnection agreement; guarantee of the obligations of the Joint Ventures under the wind turbine supply agreements; guarantee of the obligations of the Deerfield Wind Project under the power purchase agreement and decommissioning plan; and, a U.S. $43,238 letter of credit and guarantee of the obligations of Deerfield SponsorCo, to the vendor under the membership interest purchase and contribution agreement. The initial value of the guarantee obligations is recognized under other long-term liabilities and was valued at U.S.$1,147 using a probability weighted discounted cash flow (level 3).

(e)	Red Lily I
The Red Lily I Partnership (the “Partnership”) is owned by an independent investor. APUC provides operation and supervision services to the Red Lily I project, a 26.4 MW wind energy facility located in southeastern Saskatchewan.
The Company’s investment in Red Lily I is in the form of participation in a portion of the senior and subordinated debt facilities to the Partnership.
The senior debt facility consists of two tranches. A third-party lender advanced $27,000 of senior debt to the Partnership as Tranche 1. In 2011, APUC advanced $13,000 of senior debt as Tranche 2 to the Partnership and received a pre-payment of $1,412 in 2012. The third-party lender has also advanced $4,000 of senior debt Tranche 2 to the Partnership. The Company’s senior loan Tranche 2 to the Partnership earned interest at the rate of 6.31% and was replaced by subordinated debt Tranche 2 on February 23, 2016 as described below. Both tranches of senior debt are secured by substantially all the assets of the Partnership on a pari passu basis.
The subordinated loan earns an interest rate of 12.5%, and the principal matures in 2036 but is repayable by the Partnership in whole or in part at any time after 2016, without a pre-payment premium. The subordinated loan is secured by substantially all the assets of the Partnership but is subordinated to the senior debt.

8.	Long-term investments (continued)

(e)	Red Lily I (continued)
Subsequent to year-end, on February 23, 2016, a second tranche of subordinated loan for an amount equal to $15,588 was advanced by the Company. The proceeds from this additional subordinated debt were used by Red Lily I to repay Tranche 2 of the Partnership’s senior debt, including the Company’s portion.
In connection with the subordinated debt facility, the Company has an option to subscribe for a 75% equity interest in the Partnership in exchange for the outstanding amount on its Tranche 1 and Tranche 2 subordinated loans, exercisable for a period of 90 days commencing on February 24, 2016.